Schedule of Impairment methodology of portfolio segment (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Impairment methodology of portfolio segment (Tables)
Schedule of Impairment methodology of portfolio segment (Tables)

The following tables detail the amount of the ALLL allocated to each portfolio segment as of December 31, 2013, 2012 and 2011, disaggregated on the basis of the Corporation’s impairment methodology:

December 31, 2013	Commercial	Residential Real Estate	Consumer and Other Retail	Totals
Loans individually evaluated for impairment	$ 342	$ 118	$ 11	$ 471
Loans collectively evaluated for impairment	7,017	966	141	8,124
Ending Balance	$ 7,359	$ 1,084	$ 152	$ 8,595

December 31, 2012	Commercial	Residential Real Estate	Consumer and Other Retail	Totals
Loans individually evaluated for impairment	$ 221	$ 82	$ -	$ 303
Loans collectively evaluated for impairment	7,307	1,027	172	8,506
Ending Balance	$ 7,528	$ 1,109	$ 172	$ 8,809

December 31, 2011	Commercial	Residential Real Estate	Consumer and Other Retail	Totals
Loans individually evaluated for impairment	$ 1,111	$ 131	$ -	$ 1,242
Loans collectively evaluated for impairment	5,784	1,982	192	7,958
Ending Balance	$ 6,895	$ 2,113	$ 192	$ 9,200